Claims Financing Obligations and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Claims Financing Obligations and Notes Payable
Note 10. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE
During the three months ended September 30, 2022, the Company finalized an Amendment to Claim Proceeds Investment Agreement and a Warrant Agreement with Brickell Key Investments LP (the “Holder”), pursuant to which the parties have agreed to amend the original Claims Proceeds Investment Agreement (“CPIA”) and required payment terms. The Amendment and Warrant Agreement were executed effective September 30, 2022. Pursuant to the agreements, the Company grants to the Holder the right to purchase Class A common shares in the Company (the “Class A Shares”) in accordance with the terms and conditions of the Agreement. The maximum amount of Class A Shares that the Holder may purchase from the Company is 66,666,666 (the “Amount”) for a purchase price equal to $6,666.67 ($0.0001 per Class A Share), and is payable in cash. This Warrant (the “Warrant”) will expire at 5:00 p.m. (Eastern Time), on September 30, 2027 and may be exercised in whole or in part by Holder at any time prior to such date. The Holder can only sell a maximum of 15% per month of the Class A Shares obtained through the Warrant. In exchange for the Company issuing the Warrant, the amounts owed to the Holder pursuant to CPIA are amended to equal $80 million. The Holder has the right to receive the $80 million owed through proceeds as outlined in the CPIA, cash paid by the Company or monetization of the Warrant (through the sale of the Warrant or sale of the underlying Class A Shares). If the Holder monetizes the Warrant, the amount owed will be reduced at a measure of $1.20 per Class A Share. In connection with the Amendment and Warrant Agreement, the Holder also executed a Stock Pledge Agreement (the “Pledge Agreement”) with MSP Founders, John H. Ruiz and Frank Quesada (the “Founders”). As part of the agreement, the Founders agreed to pledge 50 million shares to secure payment of the original principal amount of the CPIA. If the Holder were to receive amounts in excess of $80 million, the Founders would receive interest of 10% on the original principal amount of the CPIA. In addition, the Pledge Agreement provides the right to repurchase the Warrant from the Holder on or before June 30, 2023. The Founders entered into an agreement with the Company where this repurchase right has been assigned to the Company (the “Side Agreement”). The Pledge Agreement and Side Agreement were executed effective September 30, 2022. As the Company has, at its option, the ability to pay its obligation through cash proceeds or through monetization of the Warrants, the amount owed as of September 30, 2022 was included as Claims financing obligation and notes payable on the condensed consolidated balance sheet. Also the liability related to the remaining amounts due was recorded as $80 million as of September 30, 2022 as the Company, at its option, has the ability to repurchase the Warrants for $80 million on or before June 30, 2023. The resulting gain on debt extinguishment from the amendment was $63.4 million and was recorded in Other (expense) income, net within the condensed consolidated statement of operations for the three and nine months ended September 30, 2022.
Based on claims financing obligations and notes payable agreements, as of September 30, 2022 and December 31, 2021, the present value of amounts owed under these obligations were $172.3 million and $201.4 million, respectively, including unpaid interest to date of $1.5 million and $94.5 million, respectively. The weighted average interest rate is 5.8% based on the current book value of $172.3 million with rates that range from 2% to 11%. The Company is expected to repay these obligations from cash flows from claim recovery income or potentially for the renegotiated debt through class A common stock issuances.
As of September 30, 2022, the minimum required payments on these agreements are $330.5 million. Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.
Also, during 2020, the Company obtained funds under the Paycheck Protection Program (the “PPP Loan”) in the amount of $1,086 thousand. Since the amount must be repaid unless forgiven in accordance with the Paycheck Protection Program, the Company accounted for the funds as debt under ASC 470. As of December 31, 2021, the total amount of the PPP Loans have been forgiven.

Note 8. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE
Based on claims financing obligations and notes payable agreements, as of December 31, 2021 and 2020, the present value of amounts owed under these obligations were $201.4 million and $90.5 million, respectively, including unpaid interest to date of $94.5 million and $67.5 million, respectively. The weighted average interest rate is 22% based on the current book value of $201.4 million with rates that range from 2% to 30%. The Company is expected to repay these obligations from cash flows from claim recovery income.
As December 31, 2021, the minimum required payments on these agreements are $368.0 million with $117.5 million of the required payments being non-recourse.
Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. However, in some cases, to the extent that, upon final resolution of the Claims, the investors receive from proceeds an amount that is less than the agreed upon return, the investors have no recourse to recover such deficit from the Company. Certain of these agreements fall under ASC 470 for the sale of future revenues classified as debt. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.
Also, during 2020, the Company obtained funds under the Paycheck Protection Program (the “PPP Loan”) in the amount of $1,086 thousand. Since the amount must be repaid unless forgiven in accordance with the Paycheck Protection Program, the Company accounted for the funds as debt under ASC 470. The PPP Loan bears interest of 1%, with repayments to be made from 2022 to 2025. The Company may apply to have the loan forgiven in part or in full, depending if certain requirements are met, in 2021. Any amounts forgiven will be recognized as other income in the period in which they are officially relieved. As of December 31, 2021, the total amount of the PPP Loans have been forgiven. As of December 31, 2020, the total amounts owed under the PPP Loans was $1,043 thousand.